CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues	¥ 3,243,371	¥ 3,475,281
Cost of revenues and operating expenses:
Cost of revenue	2,891,963	2,898,717
Selling, general and administrative expenses	1,189,604	1,213,238
Impairment loss on long-lived assets	84,589
Total cost of revenues and operating expenses	4,166,156	4,111,955
Operating loss	(922,785)	(636,674)
Other (expense) income:
Dividend income	2	2
Interest income	51	2
Interest expense	(26,011)	(20,631)
Gain from sales of salons	155,365	31,793
Subsidies	85,787	13,855
Other, net	16,755	26,883
Total other income	231,949	51,904
Loss before income tax expense	(690,836)	(584,770)
Income tax expense	130	3,605
Net loss	(690,966)	(588,375)
Less: Net loss attributable to noncontrolling interests	(495)	(6,194)
Net loss attributable to shareholders of the Company	¥ (690,471)	¥ (582,181)
Net loss per share attributable to shareholders of the Company
Basic (In dollars per share)	¥ (87.38)	¥ (118.56)
Diluted (In dollars per share)	¥ (87.38)	¥ (118.56)
Weighted average shares outstanding
Basic (In shares)	7,901,951	4,910,426
Diluted (In share)	7,901,951	4,910,426
Directly-operated salons
Revenues:
Total revenues	¥ 2,848,537	¥ 3,015,663
Cost of revenues and operating expenses:
Cost of revenue	2,753,037	2,653,425
Franchise
Revenues:
Total revenues	322,880	415,924
Cost of revenues and operating expenses:
Cost of revenue	94,401	156,014
Other
Revenues:
Total revenues	71,954	43,694
Cost of revenues and operating expenses:
Cost of revenue	¥ 44,525	¥ 89,278